Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39374
Entity Registrant Name	Inventiva S.A.
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	50 rue de Dijon
Entity Address, Postal Zip Code	21121
Entity Address, City or Town	Daix
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	42,134,169
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001756594
Auditor Name	KPMG SA
Auditor Firm ID	1253
Auditor Location	Paris La Defense, France
American Depositary Shares, each representing one ordinary share
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.01 per share
Trading Symbol	IVA
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, nominal value €0.01 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	50 rue de Dijon
Entity Address, Postal Zip Code	21121
Entity Address, City or Town	Daix
Entity Address, Country	FR
Contact Personnel Name	Frédéric Cren
City Area Code	33
Local Phone Number	3 80 44 75 00